Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes were as follows:

	Year ended December 31,
	2014	2013	2012
Foreign	$(2,887)	$(10,922)	$—
U.S.	(72,890)	(23,025)	(15,888)

Totals	$(75,777)	$(33,947)	$15,888

Schedule of Significant Components of Company's Deferred Tax Assets
The significant components of the Company’s deferred tax assets are comprised of the following:

	Year ended December 31,
	2014	2013
Deferred tax assets:
U.S. and state net operating loss carryforwards	$39,970	$17,876
Foreign net operating loss carryforwards	—	2,731
Stock-based compensation	6,405	—
Accruals and other temporary differences	1,225	1,819
Research and development credits	4,161	2,670
Capitalized research and development	4,505	—

Total deferred tax assets	56,266	25,096
Less valuation allowance	(56,266)	(25,096)

Net deferred tax assets	$—	$—

Schedule of Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes

A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Year ended December 31,
	2014	2013	2012
Federal income tax expense at statutory rate	34.0%	34.0%	34.0%
State income tax, net of federal benefit	4.9%	4.9%	5.2%
Permanent differences	(0.7)%	0.0%	(0.1)%
Research and development credit	1.4%	3.9%	0.0%
Foreign rate differential	(1.3)%	(2.9)%	0.0%
Other	2.8%	(0.8)%	(0.0)%
Change in valuation allowance	(41.1)%	(39.1)%	(39.1)%

Effective income tax rate	0.0%	0.0%	0.0%